Ohio National Fund, Inc.

Supplement dated January 24, 2022

to the Prospectus dated May 1, 2021

The following supplements and amends the prospectus dated May 1, 2021:

ON Moderately Conservative Model Portfolio

ON Balanced Model Portfolio

ON Moderate Growth Model Portfolio

ON Growth Model Portfolio

Under the section “Management,” references to Nick Trivett are deleted.

Fund Management

Under the section “Management of Portfolios,” information regarding Nick Trivett is deleted.

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Please retain this supplement with your Prospectus for future reference.